Nature of Operations	12 Months Ended
Dec. 31, 2018
Nature Of Operations [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS

Lithium Americas Corp. (“Lithium Americas” or the “Company”) is a Canadian based resource company focused on advancing two significant lithium projects, the Cauchari-Olaroz project, located in Jujuy province of Argentina, and the Thacker Pass project (formerly Stage 1 of the Kings Valley project), located in north-western Nevada, USA, and on the manufacturing and sales of organoclay products. The Company’s organoclay plant located in Fernley, Nevada, USA manufactures specialty organoclay products, derived from clays, for sale to the oil and gas and other sectors.

The Company’s common shares are listed on the Toronto Stock Exchange and the New York Stock Exchange under the symbol "LAC".

Effective March 15, 2019 the Company’s head office and principal address is 300-900 West Hastings Street, Vancouver, British Columbia, Canada, V6C 1E5.

To date, the Company has not generated significant revenues from operations and has relied on equity and other financings to fund operations. The underlying values of exploration and evaluation assets and investment in joint venture are dependent on the existence of economically recoverable reserves, securing and maintaining title and beneficial interest in the properties, the ability of the Company to obtain the necessary financing to complete permitting, development, and to attain future profitable operations.